RESTRUCTURING AND OTHER EXPENSE	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND OTHER EXPENSE
RESTRUCTURING COSTS AND OTHER EXPENSE
Restructuring
Beginning in the first quarter of 2016, the Company commenced its restructuring initiatives (the "2016 Restructuring Plan") that are intended to simplify the Company's organizational structure.

The following table summarizes the activity for the 2016 Restructuring Plan during 2018:
	Severance and Other Employee Related Costs	Facility Realignment and Other Costs	Total
Accrual balance at December 31, 2017	$113,474	$9,626	$123,100
Restructuring charges	1,818	(497)	1,321
Payments and other	(38,469)	(4,475)	(42,944)
Accrual balance at March 31, 2018	$76,823	$4,654	$81,477

The Company recorded restructuring charges of $76,751 for the three months ended March 31, 2017 relating to the 2016 Restructuring Plan.
Cumulative costs to date relating to the 2016 Restructuring Plan amounted to $310,294 and $67,526 for our Cablevision segment and Cequel segments, respectively.
Transaction Costs
The Company incurred transaction costs of $2,266 for the three months ended March 31, 2018 relating to the Distribution discussed in Note 1 and $178 for the three months ended March 31, 2017 related to the acquisition of a business.

RESTRUCTURING AND OTHER EXPENSE
Restructuring
Beginning in the first quarter of 2016, the Company commenced its restructuring initiatives (the "2016 Restructuring Plan") that are intended to simplify the Company's organizational structure.

The following table summarizes the activity for the 2016 Restructuring Plan:
	Severance and Other Employee Related Costs	Facility Realignment and Other Costs	Total
Restructuring charges incurred in 2016	$215,420	$11,157	$226,577
Payments and other	(113,301)	(2,760)	(116,061)
Accrual balance at December 31, 2016	102,119	8,397	110,516
Restructuring charges	142,679	7,243	149,922
Payments and other	(131,324)	(6,014)	(137,338)
Accrual balance at December 31, 2017	$113,474	$9,626	$123,100

Cumulative costs to date relating to the 2016 Restructuring Plan amounted to $309,297 and $67,202 for our Cablevision segment and Cequel segment, respectively.
Transaction Costs
For the year ended December 31, 2017, the Company incurred transaction costs of $2,479 related to the acquisition of a business during the first quarter of 2017 and other transactions. For the year ended December 31, 2016, the Company incurred transaction costs of $13,845, related to the acquisitions of Cablevision and Cequel.